Intangible Assets, Net (Tables)	12 Months Ended
Sep. 30, 2023
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets, Net	Intangible assets, net consisted of the following:
	As of September 30, 2023
	Gross Carrying Amount	Accumulated Amortization
	US$	US$
Intangible assets
Licensed digital assets	$6,918,572	$(412,780)
Total	$6,918,572	$(412,780)

Schedule of Amortization Expenses
Aggregate Amortization expenses:
For year ended 9/30/2023	$412,780
Estimated Amortization Expenses:
For year ended 9/30/2024	$1,512,046
For year ended 9/30/2025	$1,507,914
For year ended 9/30/2026	$1,287,201
For year ended 9/30/2027	$1,197,414
For year ended 9/30/2028	$1,001,217

Schedule of Movement of Intangible Assets	The movement of intangible assets is as follows:
	As of September 30, 2023
	Gross Carrying Amount	Accumulated Amortization
	US$	US$
Balance at beginning of the year	$—	$—
Additions(a)	6,918,572	426,983
Disposal	—	—
Foreign exchange translation	—	(14,203)
Balance at end of the year	$6,918,572	$412,780
(a)	Additions are all acquired from third-party suppliers in the current year.